DEFERRED INCOME - Changes in contractual liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Accruals and deferred income including contract liabilities [abstract]
Balance at the beginning of the year		R$ 865,407	[1]	R$ 619,881
Additions		8,051,367		7,794,042
Write-offs, net		(7,953,367)		(7,583,863)
Business combination - Garliava (Note 2.d)				35,347
Balance at the end of the year	[1]	R$ 963,407		R$ 865,407

[1]	Refers to the balance of contractual liabilities of customers, deferred when they relate to performance obligations satisfied over time.